Long-Term Debt and Financial Liabilities, Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities [Abstract]
Total long-term financial liabilities	$ 13,981,920
Less: Deferred financing costs	(386,160)
Total long-term financial liabilities, net of deferred finance costs	13,595,760
Presented [Abstract]
Current portion of long-term financial liabilities	1,668,050
Less: Current portion of deferred finance costs	(119,060)
Current portion of long-term financial liabilities, net of deferred finance costs	1,548,990	$ 0
Non-Current portion of long-term financial liabilities	12,313,870
Less: Non-Current portion of deferred finance costs	(267,100)
Non-Current portion of long-term financial liabilities, net of deferred finance costs	$ 12,046,770	$ 0